Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (9,820,364)	$ (7,026,913)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	239,228	197,938
Amortization of debt discount and deferred financing costs	483,058	1,368,305
Stock-based compensation expense to employees, directors and consultants	2,884,162	881,706
Estimated relative fair value of beneficial conversion feature on related-party notes payable	521,056	0
Loss on disposal of property and equipment	168,712	16,423
Loss on write-off of patents	98,086	0
Provision for bad debt	38,509	2,713
Changes in operating assets and liabilities:
Accounts receivable	(469,809)	(76,587)
Inventories	(70,471)	(39,977)
Prepaid expenses and other current assets	(151,392)	816
Deposits	(363,403)	9,358
Accounts payable and other accrued expenses	313,230	209,138
Accrued compensation and related expenses	(162,145)	271,424
Accrued interest	(14,147)	57,954
Net cash used in operating activities	(6,305,690)	(4,127,702)
Cash Flows From Investing Activities:
Purchases of property and equipment	(1,119,251)	(70,130)
Net cash used in investing activities	(1,119,251)	(70,130)
Cash Flows From Financing Activities:
Proceeds from the issuance of Class A and Class B convertible preferred stock, net of offering costs	3,896,678	4,607,571
Proceeds from exercise of stock options and warrants	10,881	92,609
Proceeds from the issuance of notes payable	0	915,000
Proceeds from public offering, net of offering costs	5,938,099	0
Repayment of notes payable	(741,377)	(173,623)
Repayment of convertible debt	0	(50,000)
Repayment of offering and deferred financing costs	0	(30,120)
Repayment of related-party notes payable	(292,000)	(128,000)
Net cash provided by financing activities	8,812,281	5,233,437
Net change in cash and cash equivalents	1,387,340	1,035,605
Cash and cash equivalents - beginning of year	1,405,186	369,581
Cash and cash equivalents - end of year	2,792,526	1,405,186
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	57,121	753
Cash paid for income taxes	3,625	1,600
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Issuance of common stock for accrued board of director compensation	54,813	0
Accretion of convertible preferred stock beneficial conversion feature and relative fair value of warrants issued in connection with the convertible preferred stock units to accumulated deficit	4,474,348	4,864,292
Cumulative undeclared preferred dividends recorded upon conversion of Class A convertible preferred stock and Class B convertible preferred stock into common stock	1,068,055	0
Estimated relative fair value of warrants issued in connection with related-party notes payable	26,901	280,370
Leasehold improvements paid by tenant allowance included in accounts payable and accrued expenses	200,000	0
Estimated relative fair value of warrants issued in connection with notes payable	0	458,937
Reclassification of shipper inventory to property and equipment	70,350	0
Conversion of convertible debentures payable and accrued interest into convertible preferred stock units	$ 0	$ 1,766,997